Subsequent Events - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended				1 Months Ended
	Mar. 01, 2013	Mar. 28, 2013	Dec. 31, 2012	Apr. 29, 2013 Subsequent Event	Mar. 27, 2013 Subsequent Event	Mar. 21, 2013 Subsequent Event	Mar. 28, 2013 Subsequent Event	Jan. 30, 2013 Subsequent Event Board of Directors Chairman	Apr. 29, 2013 Subsequent Event Second Installment
Subsequent Events [Line Items]
Share issued in final installment of liquidated damages				1,092,291
Value of share issued in final installment of liquidated damages									$ 327,688
Outstanding License Fees			250,000
Notice period			60 days
Outstanding license fees settled amount	235,000	235,000
Quarterly cash payable								50,000
Granted contractual term								10 years
Purchase of shares authorized								200,000
Common stock exercise price								$ 0.30
Issuance of common stock, per share						$ 0.30
Debentures aggregate principal amount						0
Debt instrument, maturity date						Dec. 31, 2015
Debt instrument, interest rate, effective percentage						8.00%
Share issued in first monthly installment of liquidated damages					990,477
Value of share issued in first monthly installment of liquidated damages					297,144
Aggregate principal amount debenture amended							$ 7,875,000